Finance debt - Fair value of long-term debt (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Long-term debt and current portion of long-term debt
Borrowings
Financial liabilities, at fair value	€ 21,011	€ 28,750
Long-term and current portion of long-term ordinary bonds and Sustainability-Linked Bond
Borrowings
Financial liabilities, at fair value	18,167	23,070
Long-term and current portion of long-term convertible bonds
Borrowings
Financial liabilities, at fair value		513
Long-term and current portion of long-term bank debt
Borrowings
Financial liabilities, at fair value	2,733	5,029
Long-term and current portion of long-term debt with other financial institutions
Borrowings
Financial liabilities, at fair value	€ 111	€ 138